UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22855

Currency Income Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

Currency Income Advantage Portfolio

October 31, 2015

Portfolio of Investments

Foreign Government Bonds — 39.9%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 8.5%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	29,600	$387,655
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	20,000	274,292
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	1,939,376
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	420,427
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	10,100	142,054
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	41,900	599,764
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	5,400	76,893
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	12,400	178,903

Total Bangladesh			$4,019,364

Bosnia and Herzegovina — 0.0%(1)
Republic of Srpska, 1.50%, 6/9/25	BAM	51	$22,364

Total Bosnia and Herzegovina			$22,364

Brazil — 0.9%
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/16	BRL	1,952	$444,350

Total Brazil			$444,350

Colombia — 0.5%
Titulos De Tesoreria B, 5.25%, 11/11/15	COP	683,000	$235,799

Total Colombia			$235,799

Dominican Republic — 8.8%
Dominican Republic International Bond, 10.40%, 5/10/19(2)	DOP	37,200	$838,060
Dominican Republic International Bond, 13.50%, 8/4/17(2)	DOP	1,500	35,308
Dominican Republic International Bond, 14.00%, 6/8/18(2)	DOP	39,000	948,767
Dominican Republic International Bond, 16.00%, 2/10/17(2)	DOP	98,200	2,341,119

Total Dominican Republic			$4,163,254

Georgia — 0.0%(1)
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	30	$12,217

Total Georgia			$12,217

Iceland — 7.9%
Republic of Iceland, 6.25%, 2/5/20	ISK	175,095	$1,018,795
Republic of Iceland, 7.25%, 10/26/22	ISK	234,038	1,458,179
Republic of Iceland, 8.75%, 2/26/19	ISK	203,944	1,260,733

Total Iceland			$3,737,707

Security		Principal Amount (000’s omitted)	Value

Malaysia — 3.9%
Malaysia Government Bond, 3.82%, 11/15/16	MYR	7,800	$1,831,328

Total Malaysia			$1,831,328

Philippines — 0.6%
Republic of the Philippines, 4.95%, 1/15/21	PHP	12,000	$264,671

Total Philippines			$264,671

Sri Lanka — 0.4%
Sri Lanka Government Bond, 6.40%, 8/1/16	LKR	27,700	$194,817

Total Sri Lanka			$194,817

Uruguay — 3.0%
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(3)	UYU	20,755	$701,750
Uruguay Notas Del Tesoro, 9.50%, 1/27/16	UYU	6,840	229,535
Uruguay Notas Del Tesoro, 11.00%, 3/21/17	UYU	15,410	504,708

Total Uruguay			$1,435,993

Vietnam — 5.4%
Vietnam Government Bond, 7.60%, 10/31/16	VND	16,000,000	$734,899
Vietnam Government Bond, 7.80%, 3/31/16	VND	40,000,000	1,814,799

Total Vietnam			$2,549,698

Total Foreign Government Bonds (identified cost $19,791,270)			$18,911,562

Foreign Corporate Bonds — 1.0%

Security		Principal Amount (000’s omitted)	Value

Supranational — 1.0%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(3)	UYU	13,974	$466,475

Total Supranational			$466,475

Total Foreign Corporate Bonds (identified cost $609,521)			$466,475

17	See Notes to Financial Statements.

Currency Income Advantage Portfolio

October 31, 2015

Portfolio of Investments — continued

Currency Options Purchased — 0.1%

Description	Counter- party	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call INR/Put USD	Citibank, N.A.	INR 69,482	INR 67.79	7/4/16	$24,966
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	SEK 7,752	SEK 9.30	10/17/16	22,145

Total Currency Options Purchased (identified cost $62,774)					$47,111

Short-Term Investments — 61.8%

Foreign Government Securities — 25.1%

Security		Principal Amount (000’s omitted)	Value

Georgia — 4.0%
Georgia Treasury Bill, 0.00%, 1/7/16	GEL	2,796	$1,150,338
Georgia Treasury Bill, 0.00%, 8/18/16	GEL	1,938	745,116

Total Georgia			$1,895,454

Iceland — 1.5%
Iceland Treasury Bill, 0.00%, 12/15/15	ISK	113,900	$637,897
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	15,960	88,707

Total Iceland			$726,604

Lebanon — 7.9%
Lebanon Treasury Bill, 0.00%, 1/7/16	LBP	1,662,760	$1,094,063
Lebanon Treasury Bill, 0.00%, 2/25/16	LBP	775,780	506,513
Lebanon Treasury Bill, 0.00%, 3/17/16	LBP	2,533,130	1,652,724
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	366,590	238,632
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	390,620	248,991

Total Lebanon			$3,740,923

Mexico — 2.1%
Mexico Cetes, 0.00%, 4/14/16	MXN	16,682	$995,383

Total Mexico			$995,383

Pakistan — 4.1%
Pakistan Treasury Bill, 0.00%, 8/4/16	PKR	214,600	$1,941,082

Total Pakistan			$1,941,082

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 5.5%
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	38,570	$270,835
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	111,250	779,209
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	46,650	323,767
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	174,620	1,210,257

Total Sri Lanka			$2,584,068

Total Foreign Government Securities (identified cost $12,367,753)			$11,883,514

U.S. Treasury Obligations — 26.0%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/17/15		$2,000	$1,999,966
U.S. Treasury Bill, 0.00%, 3/24/16(4)		10,300	10,294,737

Total U.S. Treasury Obligations (identified cost $12,298,816)			$12,294,703

Other — 10.7%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(5)		$5,064	$5,064,067

Total Other (identified cost $5,064,067)			$5,064,067

Total Short-Term Investments (identified cost $29,730,636)			$29,242,284

Total Investments— 102.8% (identified cost $50,194,201)			$48,667,432

18	See Notes to Financial Statements.

Currency Income Advantage Portfolio

October 31, 2015

Portfolio of Investments — continued

Currency Options Written — (0.1)%

Description	Counter- party	Principal Amount of Contracts (000’s omitted)	Strike Price	Expira- tion Date	Value
Call INR/Put USD	Deutsche Bank AG	INR 69,482	INR 67.79	7/4/16	$(24,966)

Total Currency Options Written (premium received $18,901)					$(24,966)

Other Assets, Less Liabilities — (2.7)%					$(1,267,731)

Net Assets — 100.0%					$47,374,735

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2015, the aggregate value of these securities is $4,163,254 or 8.8% of the Portfolio’s net assets.

(3)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	3,311,608	PLN	14,183,616	BNP Paribas	11/3/15	$—	$(28,765)
EUR	350,586	PLN	1,486,000	Deutsche Bank AG	11/3/15	981	—
PLN	15,669,616	EUR	3,686,268	Deutsche Bank AG	11/3/15	1,311	—
ZMW	2,292,000	USD	285,885	Standard Chartered Bank	11/3/15	—	(103,691)
ZMW	2,268,000	USD	285,988	Standard Chartered Bank	11/3/15	—	(105,702)
BRL	5,586,000	USD	1,388,723	Standard Chartered Bank	11/4/15	59,722	—
USD	1,422,279	BRL	5,586,000	Standard Chartered Bank	11/4/15	—	(26,166)
ZMW	1,737,000	USD	218,850	Standard Chartered Bank	11/6/15	—	(80,880)
ZMW	3,468,000	USD	445,522	Standard Chartered Bank	11/6/15	—	(170,058)
PHP	49,026,000	USD	1,037,258	Bank of America, N.A.	11/9/15	9,702	—
PHP	64,364,000	USD	1,362,922	BNP Paribas	11/9/15	11,584	—
PHP	47,998,000	USD	1,015,508	Citibank, N.A.	11/9/15	9,499	—
CLP	402,909,000	USD	583,588	BNP Paribas	11/18/15	—	(1,819)
CLP	1,531,912,296	USD	2,225,808	BNP Paribas	11/18/15	—	(13,849)
MXN	15,204,000	USD	883,830	Deutsche Bank AG	11/19/15	35,611	—
MXN	30,741,979	USD	1,853,154	Standard Chartered Bank	11/19/15	5,924	—
INR	30,020,000	USD	445,004	Bank of America, N.A.	11/27/15	12,360	—
BRL	5,586,000	USD	1,407,833	Standard Chartered Bank	12/2/15	26,733	—
EUR	1,944,533	USD	2,188,029	Bank of America, N.A.	12/2/15	—	(48,953)
USD	2,239,470	EUR	1,944,533	Bank of America, N.A.	12/2/15	100,394	—
GBP	1,366,000	EUR	1,848,278	Standard Chartered Bank	12/4/15	72,174	—
EUR	2,319,956	USD	2,615,054	Deutsche Bank AG	12/9/15	—	(62,598)
INR	97,620,000	USD	1,481,625	Bank of America, N.A.	12/9/15	2,617	—
INR	93,547,000	USD	1,419,592	Deutsche Bank AG	12/9/15	2,723	—
INR	82,370,000	USD	1,262,153	Standard Chartered Bank	12/9/15	—	(9,776)
TRY	7,756,194	USD	2,481,625	Standard Chartered Bank	12/11/15	148,683	—
USD	744,088	EUR	664,000	Standard Chartered Bank	12/14/15	13,457	—
EUR	458,846	USD	520,859	Standard Chartered Bank	12/16/15	—	(15,944)
USD	5,056,309	EUR	4,527,497	Standard Chartered Bank	12/16/15	74,245	—

19	See Notes to Financial Statements.

Currency Income Advantage Portfolio

October 31, 2015

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	8,176,900	USD	1,033,677	Standard Chartered Bank	12/16/15	$—	$(396,228)
COP	3,661,089,658	USD	1,179,095	Standard Chartered Bank	12/18/15	78,066	—
NOK	16,250,000	EUR	1,756,295	Standard Chartered Bank	12/18/15	—	(21,613)
CNH	10,361,000	USD	1,603,746	Bank of America, N.A.	12/21/15	26,538	—
GBP	1,348,000	USD	2,109,035	BNP Paribas	12/22/15	—	(31,385)
RON	10,173,000	EUR	2,296,907	BNP Paribas	12/29/15	—	(6,314)
TRY	1,916,000	USD	781,094	Bank of America, N.A.	1/13/16	—	(137,346)
TRY	566,580	USD	232,062	Deutsche Bank AG	1/13/16	—	(41,700)
USD	216,303	TRY	609,000	BNP Paribas	1/13/16	11,687	—
USD	144,415	TRY	398,000	BNP Paribas	1/13/16	10,693	—
USD	111,307	TRY	303,000	BNP Paribas	1/13/16	9,503	—
USD	226,136	TRY	616,000	Standard Chartered Bank	1/13/16	19,169	—
SEK	11,005,137	EUR	1,180,540	Morgan Stanley & Co. International PLC	1/19/16	—	(9,384)
SEK	21,540,380	EUR	2,301,299	Standard Chartered Bank	1/19/16	—	(8,045)
USD	22,314	EUR	19,653	BNP Paribas	1/21/16	670	—
CNH	13,925,000	USD	2,171,709	BNP Paribas	1/26/16	12,797	—
HUF	260,087,297	EUR	839,193	Deutsche Bank AG	1/27/16	—	(4,650)
UYU	26,000,000	USD	861,498	Citibank, N.A.	1/28/16	—	(114)
RSD	260,275,000	EUR	2,032,604	Citibank, N.A.	1/29/16	114,674	—
PLN	14,183,616	EUR	3,297,978	BNP Paribas	2/3/16	28,325	—
ZMW	3,370,100	USD	419,950	Citibank, N.A.	2/10/16	—	(165,340)
ZMW	1,595,000	USD	195,512	Standard Chartered Bank	3/10/16	—	(76,894)
ZMW	3,125,000	USD	366,199	Standard Chartered Bank	3/10/16	—	(133,797)
GTQ	10,963,000	USD	1,407,046	Citibank, N.A.	3/11/16	5,372	—
ZMW	1,537,000	USD	187,553	ICBC Standard Bank plc	3/14/16	—	(73,494)
ZMW	7,025,000	USD	848,430	Standard Chartered Bank	3/14/16	—	(327,113)
KES	50,100,000	USD	456,908	ICBC Standard Bank plc	4/27/16	16,059	—
RSD	224,140,000	EUR	1,756,996	Citibank, N.A.	9/2/16	—	(21,666)
RSD	23,451,000	EUR	186,119	Citibank, N.A.	10/13/16	—	(6,483)

						$921,273	$(2,129,767)

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Depreciation

Citibank, N.A.	LKR 200,000	Total Return on Sri Lanka Government Bond, 8.00% due 11/15/18	3-month USD-LIBOR-BBA + 100 bp on $1,453,053 (Notional Amount) plus Notional Amount at termination date	11/17/18	$(222)

					$(222)

20	See Notes to Financial Statements.

Currency Income Advantage Portfolio

October 31, 2015

Portfolio of Investments — continued

Currency Abbreviations:

BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
COP	–	Colombian Peso
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
GTQ	–	Guatemalan Quetzal
HUF	–	Hungarian Forint
INR	–	Indian Rupee
ISK	–	Icelandic Krona
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound

LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PHP	–	Philippine Peso
PKR	–	Pakistani Rupee
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
SEK	–	Swedish Krona
TRY	–	New Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZMW	–	Zambian Kwacha

21	See Notes to Financial Statements.

Currency Income Advantage Portfolio

October 31, 2015

Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $45,130,134)	$43,603,365
Affiliated investment, at value (identified cost, $5,064,067)	5,064,067
Restricted cash*	291,000
Foreign currency, at value (identified cost, $94,848)	97,909
Interest receivable	620,533
Interest receivable from affiliated investment	982
Receivable for open forward foreign currency exchange contracts	921,273
Receivable from affiliate	7,188
Total assets	$50,606,317

Liabilities
Written options outstanding, at value (premiums received, $18,901)	$24,966
Payable for open forward foreign currency exchange contracts	2,129,767
Payable for open swap contracts	222
Due to custodian	968,264
Payable to affiliates:
Investment adviser fee	36,160
Trustees’ fees	273
Accrued expenses	71,930
Total liabilities	$3,231,582
Net Assets applicable to investors’ interest in Portfolio	$47,374,735

Sources of Net Assets
Investors’ capital	$50,114,784
Net unrealized depreciation	(2,740,049)
Total	$47,374,735

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

22	See Notes to Financial Statements.

Currency Income Advantage Portfolio

October 31, 2015

Statement of Operations

Investment Income	Year Ended October 31, 2015
Interest (net of foreign taxes, $58,883)	$2,468,457
Interest allocated from affiliated investment	10,921
Expenses allocated from affiliated investment	(1,018)
Total investment income	$2,478,360

Expenses
Investment adviser fee	$451,992
Trustees’ fees and expenses	3,150
Custodian fee	136,452
Legal and accounting services	42,640
Miscellaneous	14,581
Total expenses	$648,815
Deduct —
Allocation of expenses to affiliate	$97,284
Reduction of custodian fee	52
Total expense reductions	$97,336

Net expenses	$551,479

Net investment income	$1,926,881

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,327,006)
Investment transactions allocated from affiliated investment	23
Written options	26,466
Foreign currency and forward foreign currency exchange contract transactions	(2,946,681)
Net realized loss	$(5,247,198)
Change in unrealized appreciation (depreciation) —
Investments	$(1,084,083)
Written options	(6,065)
Swap contracts	(222)
Foreign currency and forward foreign currency exchange contracts	(1,260,389)
Net change in unrealized appreciation (depreciation)	$(2,350,759)

Net realized and unrealized loss	$(7,597,957)

Net decrease in net assets from operations	$(5,671,076)

23	See Notes to Financial Statements.

Currency Income Advantage Portfolio

October 31, 2015

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015(1)	2014(1)
From operations —
Net investment income	$1,926,881	$2,384,973
Net realized loss from investment transactions, written options, futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(5,247,198)	(525,613)
Net change in unrealized appreciation (depreciation) from investments, written options, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(2,350,759)	(1,076,673)
Net increase (decrease) in net assets from operations	$(5,671,076)	$782,687
Capital transactions —
Contributions	$107,251	$1,728,408
Withdrawals	(1,137,343)	(540,851)
Net increase (decrease) in net assets from capital transactions	$(1,030,092)	$1,187,557

Net increase (decrease) in net assets	$(6,701,168)	$1,970,244

Net Assets
At beginning of year	$54,075,903	$52,105,659
At end of year	$47,374,735	$54,075,903

(1)	Includes the accounts of the subsidiary through April 1, 2015, as discussed in Note 1.

24	See Notes to Financial Statements.

Currency Income Advantage Portfolio

October 31, 2015

Supplementary Data

	Year Ended October 31,		Period Ended October 31, 2013(1)
Ratios/Supplemental Data	2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(2)(3)	1.10%	1.10%	1.40	%(4)
Net investment income	3.84%	4.45%	1.46	%(4)
Portfolio Turnover	59%	55%	0	%(5)

Total Return	(10.67)%	1.45%	2.00	%(5)

Net assets, end of period (000’s omitted)	$47,375	$54,076	$52,106

(1)	For the period from the start of business, August 26, 2013, to October 31, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.19%, 0.36% and 0.79% of average daily net assets for the years ended October 31, 2015 and 2014 and the period ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Annualized.

(5)	Not annualized.

25	See Notes to Financial Statements.

Currency Income Advantage Portfolio

October 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Currency Income Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance Currency Income Advantage Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance Short Duration Strategic Income Fund held an interest of 2.4%, 15.6% and 82.0%, respectively, in the Portfolio.

Prior to April 2, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CIA Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on April 1, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and securities, were transferred to the Portfolio with no gain or loss for financial reporting purposes. As of October 31, 2015, the Subsidiary has been dissolved with the Cayman Islands authorities. The accompanying financial statements include the accounts of the Subsidiary through April 1, 2015. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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October 31, 2015

Notes to Financial Statements — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio. Upon liquidation of the Subsidiary, the Portfolio will recognize gain or loss determined as the difference between the proceeds received (including cash and securities) and its tax basis in the Subsidiary.

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

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Currency Income Advantage Portfolio

October 31, 2015

Notes to Financial Statements — continued

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and, prior to April 2, 2015, the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.90% of its respective average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2015, the Portfolio’s investment adviser fee amounted to $451,992 or 0.90% of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $97,284 of the Portfolio’s operating expenses for the year ended October 31, 2015. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $13,252,306 and $15,810,735, respectively, for the year ended October 31, 2015.

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Currency Income Advantage Portfolio

October 31, 2015

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,430,428

Gross unrealized appreciation	$120,573
Gross unrealized depreciation	(1,883,569)

Net unrealized depreciation	$(1,762,996)

The net unrealized depreciation on derivative contracts and foreign currency at October 31, 2015 on a federal income tax basis was $1,427,605.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, written options and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2015 is included in the Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the year ended October 31, 2015 was as follows:

	Principal Amount of Contracts (000’s omitted)

Currency	BRL	GBP	INR	MXN

Outstanding, beginning of year	—	—	—	—
Options written	5,406	644	69,482	50,260
Options exercised	(5,406)	—	—	—
Options expired	—	(644)	—	(50,260)

Outstanding, end of year	—	—	69,482	—

	Principal Amount of Contracts (000’s omitted)		Premiums Received

Currency	PLN	SEK	USD

Outstanding, beginning of year	—	—	—
Options written	3,656	8,114	58,196
Options exercised	—	—	(12,833)
Options expired	(3,656)	(8,114)	(26,462)

Outstanding, end of year	—	—	18,901

BRL	–	Brazilian Real
GBP	–	British Pound Sterling
INR	–	Indian Rupee
MXN	–	Mexican Peso
PLN	–	Polish Zloty

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Currency Income Advantage Portfolio

October 31, 2015

Notes to Financial Statements — continued

SEK	–	Swedish Krona
USD	–	United States Dollar

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts, currency options and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $2,154,955. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,515,374 at October 31, 2015.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2015 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Total

Unaffiliated investments, at value	$47,111	$47,111
Receivable for open forward foreign currency exchange contracts	921,273	921,273

Total Asset Derivatives subject to master netting or similar agreements	$968,384	$968,384

Written options outstanding, at value	$(24,966)	$(24,966)
Payable for open forward foreign currency exchange contracts	(2,129,767)	(2,129,767)
Payable for open swap contracts	(222)	(222)

Total Liability Derivatives subject to master netting or similar agreements	$(2,154,955)	$(2,154,955)

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of October 31, 2015.

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Currency Income Advantage Portfolio

October 31, 2015

Notes to Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$151,611	$(151,611)	$—	$—	$—
BNP Paribas	85,259	(82,132)	—	—	3,127
Citibank, N.A.	154,511	(154,511)	—	—	—
Deutsche Bank AG	40,626	(40,626)	—	—	—
ICBC Standard Bank plc	16,059	(16,059)	—	—	—
Morgan Stanley & Co. International PLC	22,145	(9,384)	—	—	12,761
Standard Chartered Bank	498,173	(498,173)	—	—	—

	$968,384	$(952,496)	$—	$—	$15,888

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(186,299)	$151,611	$9,995	$—	$(24,693)
BNP Paribas	(82,132)	82,132	—	—	—
Citibank, N.A.	(193,825)	154,511	—	39,314	—
Deutsche Bank AG	(133,914)	40,626	—	—	(93,288)
ICBC Standard Bank plc	(73,494)	16,059	—	—	(57,435)
Morgan Stanley & Co. International PLC	(9,384)	9,384	—	—	—
Standard Chartered Bank	(1,475,907)	498,173	977,734	—	—

	$(2,154,955)	$952,496	$987,729	$39,314	$(175,416)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Currency Income Advantage Portfolio

October 31, 2015

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2015 was as follows:

Statement of Operations Caption

Net realized gain (loss) —
Investment transactions	$(1,286)
Written options	26,466

Foreign currency and forward foreign currency exchange contract transactions	(2,850,866)

Total	$(2,825,686)

Change in unrealized appreciation (depreciation) —
Investments	$(15,663)
Written options	(6,065)
Swap contracts	(222)

Foreign currency and forward foreign currency exchange contracts	(1,279,415)

Total	$(1,301,365)

The average notional amounts of derivative instruments outstanding during the year ended October 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts

$79,359,000	$109,000

The average principal amount of purchased currency options contracts outstanding during the year ended October 31, 2015, which is indicative of the volume of this derivative type, was approximately $464,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2015.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

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Currency Income Advantage Portfolio

October 31, 2015

Notes to Financial Statements — continued

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At October 31, 2015, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $968,264. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at October 31, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2015. The Portfolio’s average overdraft advances during the year ended October 31, 2015 were not significant.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$18,911,562	$—	$18,911,562
Foreign Corporate Bonds	—	466,475	—	466,475
Currency Options Purchased	—	47,111	—	47,111
Short-Term Investments —
Foreign Government Securities	—	11,883,514	—	11,883,514
U.S. Treasury Obligations	—	12,294,703	—	12,294,703

Other	—	5,064,067	—	5,064,067

Total Investments	$—	$48,667,432	$—	$48,667,432

Forward Foreign Currency Exchange Contracts	$—	$921,273	$—	$921,273

Total	$—	$49,588,705	$—	$49,588,705

Liability Description

Currency Options Written	$—	$(24,966)	$—	$(24,966)
Forward Foreign Currency Exchange Contracts	—	(2,129,767)	—	(2,129,767)
Swap Contracts	—	(222)	—	(222)

Total	$—	$(2,154,955)	$—	$(2,154,955)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

33

Currency Income Advantage Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Currency Income Advantage Portfolio:

We have audited the accompanying statement of assets and liabilities of Currency Income Advantage Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the periods presented. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Currency Income Advantage Portfolio as of October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 23, 2015

34

Eaton Vance

Currency Income Advantage Fund

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Currency Income Advantage Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

35

Eaton Vance

Currency Income Advantage Fund

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

John R. Baur 1970	President of the Portfolio	2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.

36

Eaton Vance

Currency Income Advantage Fund

October 31, 2015

Management and Organization — continued

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Currency Income Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Currency Income Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7856    10.31.15

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/14	10/31/15
Audit Fees	$35,380	$28,160
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$34,330	$28,238
All Other Fees(3)	$0	$0

Total	$69,710	$56,398

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the Series.

Fiscal Years Ended	10/31/14	10/31/15
Registrant	$34,330	$28,238
Eaton Vance	$99,750	$46,000

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Currency Income Advantage Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 18, 2015

By:	/s/ John R. Baur
John R. Baur
President

Date:	December 18, 2015